GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	$ 750,484
Amortization expense	(192,307)	$ (144,517)	$ (186,562)
Intangible assets at end of year	589,855	750,484
Amortization expense	113,015	60,889
Intangible assets controlled by entity but recognized directly to expense	1,058	3,552	1,026
Banistmo S.A.
Reconciliation of initial and final balances of the cost and accrued amortization
Reclassification to assets held for sale	184,419
Acquisitions	36,303
Write off	(175,251)
Amortization expense		(144,517)
Foreign currency translation adjustment	(28,928)
Banistmo S.A. | Discontinued operations
Reconciliation of initial and final balances of the cost and accrued amortization
Amortization expense	(16,543)	(25,623)	(25,755)
Oracle
Reconciliation of initial and final balances of the cost and accrued amortization
Amortization expense	42,805
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Amortization expense	22,212	26,067
First Data SW Merchant Portal
Reconciliation of initial and final balances of the cost and accrued amortization
Amortization expense		14,104
Credit Risk
Reconciliation of initial and final balances of the cost and accrued amortization
Amortization expense		11,102
Other administrative and general expenses
Reconciliation of initial and final balances of the cost and accrued amortization
Research and development costs	18,265	65,010	64,363
Cost
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	2,189,838	1,873,068
Reclassification to assets held for sale	(493,570)
Acquisitions	239,300	211,456
Write off	(151,802)	(85,717)
Foreign currency translation adjustment	(138,059)	191,031
Intangible assets at end of year	1,645,707	2,189,838	1,873,068
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	0
Intangible assets at end of year		0
Trademarks | Cost
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	26,067	22,596
Foreign currency translation adjustment	(3,855)	3,471
Intangible assets at end of year	22,212	26,067	22,596
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	748,060
Intangible assets at end of year	588,204	748,060
Licenses, software and computer applications | Cost
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,655,449	1,409,836
Reclassification to assets held for sale	(493,570)
Acquisitions	238,633	211,456
Write off	(151,802)	(85,717)
Foreign currency translation adjustment	(58,979)	119,874
Intangible assets at end of year	1,189,731	1,655,449	1,409,836
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	2,424
Intangible assets at end of year	1,651	2,424
Client relationships | Cost
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	508,322	440,636
Acquisitions	667
Foreign currency translation adjustment	(75,225)	67,686
Intangible assets at end of year	$ 433,764	$ 508,322	$ 440,636